1.	Name and address of issuer:

The Penn Street Fund, Inc.
30 Valley Stream Parkway,
Malvern, PA  19355

2.  Name of each series or class of funds for which this
notice is filed (If the Form is being filed for all series
and classes of securities of the issuer, check the box but
do not list series or classes):             X


3.  Investment Company Act File Number:

033-95102

	Securities Act File Number:

4(a).  Last day of fiscal year for which this notice is filed:

October 31, 1998

4(b)	 Check box if this notice is being filed late (i.e., more than
90 days after the end of the issuers fiscal year). (See instruction
A.2)

Note: if Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing the Form.


5. Calculation of registration fee:


  (i) Aggregate sales price of securities sold during
      the fiscal year, pursuant to section 24(f):                $14,556,637


 (ii) Aggregate price of securities redeemed or
      repurchased during the fiscal year:              $28,256,348


(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1995
      that were not previously used to reduce
      registration fees payable to the
      Commission:                                      $0


 (iv) Total available redemption credits [add
      Items 5(ii) and 5(iii):                                    $28,256,348

  (v) Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from
      Item 5(i)]:                                                $0


 (vi) Redemption credits available for use
      in future years - if Item 5(i) is less
      then Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                               $(13,699,711)


(vii) Multiplier  for determining registration
      fee (See Instruction C.9):                        x


(viii) Registration fee due [multiply Item5(v)
       by Item 5(vii)] (enter "0" if no fee
       is due):                                                 =$0


6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.


7. Interest due - if this Form is being filed more than 90 days
   after the end of the issuer's fiscal year (see Instruction D):    +$ 0


8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                          =$ 0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery

                  Wire Transfer
                  Mail or other means



                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     Richard T. Coghlan        President


Date       1/25/99

   * Please print the name and title of the signing officer below the signature.